STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Reliance, Inc. Master 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 1,815,672,113	$ 1,624,267,378
Receivables:
Notes receivable from participants	33,644,234	30,616,293
Other receivables	49,562	70,320
Total receivables	33,693,796	30,686,613
Total assets	1,849,365,909	1,654,953,991
Liabilities
Due to trustee, net	77,719	20,555
Other payables	38,353	2,673
Total liabilities	116,072	23,228
Net assets available for benefits	$ 1,849,249,837	$ 1,654,930,763